Note 4 - Securities - Summary of Securities in a Continuous Unrealized Loss Position (Details) - USD ($) $ in Thousands	Dec. 31, 2019	Dec. 31, 2018
Available-for-sale securities, less than 12 months, gross unrealized losses	$ 151	$ 313
Available-for-sale securities, less than 12 months, fair value	13,449	27,245
Available-for-sale securities, greater than 12 months, gross unrealized losses	98	2,436
Available-for-sale securities, greater than 12 months, fair value	15,799	78,035
Available-for-sale securities, gross unrealized losses	249	2,749
Available-for-sale securities, fair value	29,248	105,280
US States and Political Subdivisions Debt Securities [Member]
Available-for-sale securities, less than 12 months, gross unrealized losses	82	94
Available-for-sale securities, less than 12 months, fair value	3,816	11,074
Available-for-sale securities, greater than 12 months, gross unrealized losses		379
Available-for-sale securities, greater than 12 months, fair value		14,636
Available-for-sale securities, gross unrealized losses	82	473
Available-for-sale securities, fair value	3,816	25,710
Mortgage-backed Securities, Issued by US Government Sponsored Enterprises [Member]
Available-for-sale securities, less than 12 months, gross unrealized losses	69	219
Available-for-sale securities, less than 12 months, fair value	9,633	16,171
Available-for-sale securities, greater than 12 months, gross unrealized losses	89	2,019
Available-for-sale securities, greater than 12 months, fair value	14,808	62,435
Available-for-sale securities, gross unrealized losses	158	2,238
Available-for-sale securities, fair value	24,441	78,606
Other Debt Obligations [Member]
Available-for-sale securities, less than 12 months, gross unrealized losses
Available-for-sale securities, less than 12 months, fair value
Available-for-sale securities, greater than 12 months, gross unrealized losses	9	38
Available-for-sale securities, greater than 12 months, fair value	991	964
Available-for-sale securities, gross unrealized losses	9	38
Available-for-sale securities, fair value	$ 991	$ 964